EBP Benefit Pymts & Employer Contributions (Details 5) $ in Millions	Dec. 31, 2021 USD ($)
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected total plans contribution, approximate	$ 4
Expected benefit payments
2022	14
2023	13
2024	13
2025	12
2026	12
2027-2031	53
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected total plans contribution, approximate	2
Expected benefit payments
2022	86
2023	82
2024	81
2025	81
2026	78
2027-2031	$ 378